Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Noncurrent Liabilities

	2019 £m	2018 £m
Accruals	42	71
Deferred income	24	19
Other payables	778	848

	844	938